Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Balance at the beginning of the year	$ 21,144	$ 25,348
Additions	1,314		25,981
Decrease		(4,112)
Foreign currency translation	(596)	(92)	(633)
Balance at the end of the year	$ 21,862	$ 21,144	$ 25,348